Parts and Supplies Inventory (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventory [Line Items]
Less: parts and supplies inventory reserve	$ (206)	$ (196)	$ 0
Parts and supplies inventory, net	6,325	5,658	5,142
Aircraft parts
Inventory [Line Items]
Parts and supplies inventory, gross	5,206	5,101	4,824
Materials and supplies
Inventory [Line Items]
Parts and supplies inventory, gross	$ 1,325	$ 753	$ 318